Risk Management (Details) - Schedule of Solvency Indicators and Regulatory Compliance Indicators According to Basel III	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Leverage indicator (T1_I18/T1_I7)	7.17%	6.95%
Leverage indicator that the bank must meet, considering the minimum requirements	3.00%	3.00%
Core Capital indicator (T1_I18/T1_I11,b)	11.03%	10.46%
Core Capital indicator that the bank must meet, considering the minimum requirements	6.08%	5.63%
Tier 1 capital indicator (T1_I25/T1_I11,b)	12.54%	12.16%
Tier 1 capital indicator that the bank must meet, considering the minimum requirements	7.60%	7.13%
Effective equity indicators (T1_I31/T1_I11,b)	16.89%	17.06%
Effective equity indicator that the bank must meet, considering the minimum requirements	9.63%	9.13%
Effective equity indicator that the bank must meet, considering the charge for article 35 bis, if applicable	0.00%	0.00%
Effective equity indicator that the bank must meet, considering the minimum requirements, conservation buffer and anti-cyclical buffer	12.63%	12.13%
Voluntary (additional) provisions allocated to Tier 2 capital (T2) in relation to APRCs (T1_I26/ (T1_I8,a or I8,b)	0.61%	0.98%
Subordinated bonds allocated to Tier 2 (T2) capital in relation to Tier 2 capital	35.57%	39.98%
Additional Tier 1 capital (AT1) in relation to basic capital (T1_I24/T1_I18)	13.68%	16.24%
Voluntary provisions (additional) and subordinated bonds that are charged to additional capital level 1 (AT1) in relation to the RWAs (T1_I19+T1_I20 / T1_I11,b)	0.00%	0.00%